Debt and other liabilities - Summary of Advisors Loans Remain Outstanding (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Convertible promissory note	$ 6,428,825
Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Convertible promissory note	12,812,366	$ 0
Armada Acquisition Corp I [Member] | Northland Securities [Member]
Debt Instrument [Line Items]
Convertible promissory note	5,491,806	0
Armada Acquisition Corp I [Member] | J.V.B Financial Group [Member]
Debt Instrument [Line Items]
Convertible promissory note	$ 7,320,560	$ 0